FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets And Liabilities
Schedule of financial assets at amortized cost

	12.31.2025	12.31.2024
Current
Term deposit	-	80
Total current	-	80

Schedule of financial assets at fair value through profit and loss

	12.31.2025	12.31.2024
Non-current
Shares	33	27
Total non-current	33	27

Current
Government securities	308	692
Corporate bonds	47	110
Shares	3	37
Mutual funds	8	11
Total current	366	850

Schedule of trade and other receivables

	Note	12.31.2025	12.31.2024
Non-Current
Related parties	16	-	4
Advances to suppliers		42	43
Prepaid expenses		1	5
Tax credits		-	8
Receivables for sale of assets		-	10
Contractual indemnity receivable		-	2
Expenses to be recovered		-	3
Other receivables		43	75
Total non-current		43	75

	Note	12.31.2025	12.31.2024
Current
Receivables		249	172
CAMMESA		118	107
Related parties	16	8	10
Impairment of financial assets		(20)	(1)
Trade receivables, net		355	288

Current
Related parties	16	4	11
Tax credits		58	8
Receivables for complementary activities		-	9
Prepaid expenses		18	3
Guarantee deposits (1)		142	130
Expenses to be recovered		3	8
Insurance to be recovered		-	1
Receivables for sale of assets		9	6
GasAr Plan		16	7
Contractual indemnity receivable		2	2
Receivable for maintenance contract		1	1
Impairment of other receivables		(1)	-
Other		7	14
Other receivables, net		259	200
Total current		614	488

(1)	Includes guarantee deposits on derivative financial instruments amounting for US$ 141 million and US$ 45 million as of December 31, 2025, and December 31, 2024, respectively.

Schedule of allowance for the impairment of trade receivables

	Note	12.31.2025	12.31.2024	12.31.2023
At the beginning of the year	###	1	1	6
Impairment		20	55	1
Write off for utilization		-	(54)	-
Reversal of unused amounts		-	-	(1)
Foreign currency exchange difference		(1)	(1)	(5)
At the end of the year		20	1	1

Schedule of movements impairment of other receivables

	Note	12.31.2025	12.31.2024	12.31.2023
At the beginning of the year	###	-	-	-
Impairment		1	-	-
At the end of the year		1	-	-

Schedule of cash and cash equivalents

	12.31.2025	12.31.2024
Cash	-	1
Banks	335	73
Term deposit	-	46
Mutual funds	390	618
Total	725	738

Schedule of borrowings

	12.31.2025	12.31.2024
Non-Current
Financial borrowings	45	32
Corporate bonds	1,799	1,341
Total non-current	1,844	1,373

Current
Financial borrowings	33	122
Corporate bonds	15	584
Total current	48	706
Total	1,892	2,079

Schedule of changes in borrowings

	12.31.2025	12.31.2024	12.31.2023
Borrowings at the beginning of the year	2,079	1,448	1,613
Proceeds from borrowings	986	1,174	424
Payment of borrowings	(315)	(236)	(191)
Accrued interest	139	145	304
Payment of interests	(161)	(145)	(280)
Repurchase and redemption of CB	(837)	(313)	(6)
Result from repurchase of CB	(2)	10	(1)
Foreign currency exchange difference	(3)	(12)	(356)
Decrease for sale of subsidiaries	-	-	(80)
Borrowing costs capitalized in property, plant and equipment	6	8	21
Borrowings at the end of the year	1,892	2,079	1,448

Schedule of borrowings composition

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2025

Corporate bonds (1)
Class 13 CB	PAMPA	US$	82	Fixed	0.00%	Dec-27	80
Class 25 CB	PAMPA	US$	105	Fixed	7.25%	Aug-28	107
Class 22 CB	PAMPA	US$	84	Fixed	5.75%	Oct-28	85
Class 21 CB	PAMPA	US$	410	Fixed	7.95%	Sep -31	412
Class 23 CB	PAMPA	US$	700	Fixed	7.88%	Dec-34	693
Class 26 CB	PAMPA	US$	450	Fixed	7.75%	Nov-37	437
							1,814
Financial loans (2)
	PAMPA	US$	15	Fixed	5.40%	Mar-26	15
	PAMPA	US$	17	Fixed	3.00%	May-26	17
	PAMPA	US$	45	Fixed	5.50%	Jan-28	46
							78
							1,892

(1)	On February 28, 2025, November 4, 2025 and December 8, 2025, the Company repaid at maturity Class 19 CB for $ 17,131 million, Class 16 CB for US$ 56 million and the second principal installment of Class 9 CB for US$ 59 million, respectively. Additionally, on January 24, 2025, May 8, 2025, June 23, 2025, December 8, 2025, and December 11, 2025, the Company early redeemed, net of repurchases, if applicable: Class 1 CB for US$ 353 million, Class 18 CB for US$ 63 million, Class 3 CB for US$ 293 million, the final principal installment of Class 9 CB for US$ 61 million and Class 20 CB for US$ 36 million.

(2)	During the fiscal year ended December 31, 2025, the Company (i) repaid net bank debt for US$ 53 million (totaling US$ 104 million net of US$ 51 million proceeds); (ii) repaid import financing for US$ 2.9 million; and (iii) took out export pre-financing for US$ 70 million, which was fully repaid. Post-closing, the Company cancelled bank debt for US$ 8 million.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2024

Corporate bonds (1)(2)
Class 19 CB	PAMPA		$17,131	Variable	Badlar - 1%	Feb-25	17
Class 18 CB	PAMPA	US$	68	Fixed	5.00%	Sep-25	69
Class 16 CB	PAMPA	US$	56	Fixed	4.99%	Nov-25	56
Class 20 CB	PAMPA	US$	54	Fixed	6.00%	Mar-26	54
Class 9 CB	PAMPA	US$	120	Fixed	9.50%	Dec-26	123
Class 1 CB	PAMPA	US$	353	Fixed	7.50%	Jan-27	363
Class 13 CB	PAMPA	US$	98	Fixed	0.00%	Dec-27	96
Class 22 CB	PAMPA	US$	84	Fixed	5.75%	Oct-28	85
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	294
Class 21 CB	PAMPA	US$	410	Fixed	7.95%	Sep -31	410
Class 23 CB	PAMPA	US$	360	Fixed	7.88%	Dec-34	358
							1,925
Financial loans (3)
	PAMPA	US$	35	Fixed	3.00%	Mar-25	36
	PAMPA	US$	40	Fixed	4.25%	Apr-25	40
	PAMPA	US$	15	Fixed	5.40%	Mar-26	15
	PAMPA	US$	25	Fixed	3.00%	May-26	26
							117
Other financial loans (4)
	PAMPA	US$	283	Variable	SOFR + 0%	Aug-25	20
	PAMPA	US$	3	Fixed	Between 9.50% and 10.25%	Between Feb-25 and Sep-25	3
	GASA	U$S	14,937	Fixed	3.25%	May-25	14
							37
							2,079

(1)Net	of repurchases for a face value of US$ 76.2 million for Class 9 CB and US$ 7.5 million for Class 3 CB.

(2)On	February 5, 2024 and June 27, 2024, the Company redeemed all its Class 17 and Class 15 CB for a total amount of $ 5,980 million and $ 18,264 million, respectively. Additionally, the Company paid at maturity the first redemption of Class 9 CB for a US$ 59 million amount net of repurchases.

(3)During	the fiscal year ended December 31, 2024, the Company repaid: (i) short-term bank net debt with local financial institutions, for $ 25,968 million; (ii) the last two principal installments of the FINNVERA Credit Facility for US$ 8 million; and (iii) net import financing for the equivalent of US$ 16 million. In addition, it borrowed US$ 130 million net from local banks.

(4)During	the fiscal year ended December 31, 2024, the Company received disbursements in the amount of US$ 223 million under the credit facilities taken out with BNP Paribas S.A. in 2020.

Schedule of trade and other payables

	Note	12.31.2025	12.31.2024
Non-Current

Compensation agreements		70	71
Leases liability		15	11
Contractual penalty debt		-	2
Other		1	-
Other payables		86	84
Total non-current		86	84

Current
Suppliers		314	206
Customer advances		13	14
Related parties	16	29	13
Trade payables		356	233

Compensation agreements		14	12
Leases liability		21	4
Contractual penalty debt		2	2
Various creditors		4	2
Other payables		41	20
Total current		397	253

Schedule of financial instruments

As of December 31, 2025	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade and other receivables	397	141	538	119	657
Financial assets at fair value through profit and loss
Government securities	-	308	308	-	308
Corporate bonds	-	47	47	-	47
Shares	-	36	36	-	36
Mutual funds	-	8	8	-	8
Derivative financial instruments	-	52	52	-	52
Cash and cash equivalents	335	390	725	-	725
Total	732	982	1,714	119	1,833

Liabilities
Trade and other payables	470	-	470	13	483
Borrowings	1,892	-	1,892	-	1,892
Total	2,362	-	2,362	13	2,375

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade and other receivables	496	-	496	67	563
Financial assets at amortized cost
Term deposit	80	-	80	-	80
Financial assets at fair value through profit and loss
Government securities	-	692	692	-	692
Corporate bonds	-	110	110	-	110
Shares	-	64	64	-	64
Mutual funds	-	11	11	-	11
Derivative financial instruments	-	1	1	-	1
Cash and cash equivalents	120	618	738	-	738
Total	696	1,496	2,192	67	2,259

Liabilities
Trade and other payables	323	-	323	14	337
Borrowings	2,079	-	2,079	-	2,079
Total	2,402	-	2,402	14	2,416

Schedule of income, expenses, gains and losses from financial instruments

As of December 31, 2025	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	59	-	59	-	59
Interest expenses	(139)	-	(139)	(50)	(189)
Foreign currency exchange difference, net	(79)	(48)	(127)	156	29
Changes in the fair value of financial instruments	-	202	202	-	202
Result from present value measurement	(4)	-	(4)	1	(3)
Other financial results	(5)	-	(5)	-	(5)
Total	(168)	154	(14)	107	93

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	82	-	82	-	82
Interest expenses	(146)	-	(146)	(34)	(180)
Foreign currency exchange difference, net	(23)	(30)	(53)	42	(11)
Changes in the fair value of financial instruments	-	239	239	-	239
Result from present value measurement	(2)	-	(2)	(5)	(7)
Other financial results	(15)	-	(15)	-	(15)
Total	(104)	209	105	3	108

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	75	-	75	-	75
Interest expenses	(307)	-	(307)	(49)	(356)
Foreign currency exchange difference, net	(1,035)	(560)	(1,595)	1,718	123
Changes in the fair value of financial instruments	-	444	444	-	444
Result from present value measurement	(1)	-	(1)	(9)	(10)
Other financial results	(7)	-	(7)	-	(7)
Total	(1,275)	(116)	(1,391)	1,660	269

Schedule of fair value of financial instruments

As of December 31, 2025	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	308	-	-	308
Corporate bonds	47	-	-	47
Mutual funds	8	-	-	8
Shares	5	-	31	36
Cash and cash equivalents
Mutual funds	390	-	-	390
Derivative financial instruments	-	52	-	52
Other receivables
Guarantee deposits	141	-	-	141
Total assets	899	52	31	982

As of December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	692	-	-	692
Corporate bonds	110	-	-	110
Mutual funds	11	-	-	11
Shares	37	-	27	64
Cash and cash equivalents
Mutual funds	618	-	-	618
Derivative financial instruments	-	1	-	1
Total assets	1,468	1	27	1,496